SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum
Concentration Risk
Percentage of license fee earned and retained	50.00%
Minimum | Delegates concentration risk
Concentration Risk
Percentage of license fee earned and retained	35.00%
Minimum | Cost of Revenue | Supplier concentration risk
Concentration Risk
Total revenues (as a percent)	20.00%
Concentration risk percentage	20.00%
Maximum
Concentration Risk
Percentage of license fee earned and retained	65.00%
Maximum | Delegates concentration risk
Concentration Risk
Percentage of license fee earned and retained	50.00%
Maximum | Cost of Revenue | Supplier concentration risk
Concentration Risk
Total revenues (as a percent)	50.00%
Concentration risk percentage	50.00%
Third-party delegates | Revenue | Delegates concentration risk
Concentration Risk
Total revenues (as a percent)	3.00%	3.00%	3.00%
Concentration risk percentage	3.00%	3.00%	3.00%